Available-For-Sale Marketable Securities (Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	$ 13,353	$ 12,808
Gross unrealized gains	17	99
Gross unrealized losses	0	(71)
Available-for-sale securities Fair value	13,370	12,836
Government Debentures - Fixed And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	1,051	887
Gross unrealized gains	0	0
Gross unrealized losses		(7)
Available-for-sale securities Fair value	1,051	880
Corporate Debenture - Fix And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	12,302	11,921
Gross unrealized gains	17	99
Gross unrealized losses	0	(64)
Available-for-sale securities Fair value	$ 12,319	$ 11,956